Deferred income (Tables)	12 Months Ended
Dec. 31, 2019
Deferred income
Schedule of deferred income

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Deferred income related to contracts
Gilead collaboration agreement for filgotinib	€780,261	€145,798	€213,981
Gilead collaboration agreement for drug discovery platform (1)	2,220,013
AbbVie collaboration for CF		3,223
Servier collaboration agreement for osteoarthritis			5,362
Deferred income related to contracts in our fee-for-service segment	362	471	248
Other deferred income (grants)	10	309	301
Total deferred income ( long term & current)	€3,000,646	€149,801	€219,892

(1) This amount comprises an issuance liability for subsequent warrant B of €16,184 thousand.

Schedule of movement in the non-current and current deferred income

	Total	Gilead collaboration agreement for filgotinib	Gilead collaboration agreement for GLPG1690	Gilead collaboration agreement for drug discovery platform (2)	AbbVie collaboration agreement for CF	Servier collaboration agreement for osteoarthritis	Deferred income related to contracts in our fee-for-service segment	Other
	(Euro, in thousands)

On Januari 1, 2017	€285,612	€285,313					€47	€252

Upfront/license fees received	6,000					€6,000

Revenue recognition of upfront/license fees	(71,971)	(71,333)				(638)

Other movements	250						202	48

On December 31, 2017	219,892	213,981	€—	€—	€—	5,362	248	300

Reclassified from equity following adoption of IFRS 15	83,220	43,832			44,749	(5,362)

Upfront received	38,874				38,874
Milestones received	20,965	12,417			8,548

Revenue recognition of upfront	(148,985)	(96,809)			(52,176)
Revenue recognition of milestones	(64,394)	(27,623)			(36,771)

Other movements	229						222	7

On December 31, 2018	149,801	145,798	—	—	3,224	—	471	308

Upfront received and impact of initial valuation of share subscription	3,655,416	641,663	666,967	2,346,787
Milestones received	49,727	27,317			22,410
Significant financing component	6,900	6,900

Revenue recognition of upfront	(1,009,663)	(260,207)	(666,967)	(80,918)	(1,570)
Revenue recognition of milestones	(51,156)	(27,092)			(24,064)
Catch-up effect on closing date (1)	245,883	245,883

Other movements	(46,262)			(45,856)			(109)	(297)

On December 31, 2019	€3,000,646	€780,261	€—	€2,220,013	€—	€—	€362	€10
(1)

Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019 included a negative catch-up effect resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

The upfront received and the outstanding balance at December 31, 2019 comprise the issuance liabilities for the warrants and the upfront payment allocated to the drug discovery platform. Other movements include the derecognition of warrant issuance liabilities through the share premium account.